UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: March 1, 2013 – May 31, 2013

Item 1.  Schedule of Investments.

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS MAY 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stock - 45.3%
Communications - 1.6%
39,100	Vodafone Group PLC, ADR (a)(b)	$1,131,945

Consumer Discretionary - 1.5%
13,100	The Home Depot, Inc. (a)(b)	1,030,446

Consumer Staples - 6.3%
33,200	Archer-Daniels-Midland Co. (a)(b)	1,070,036
7,800	Diageo PLC, ADR (a)(b)	922,428
6,300	PepsiCo, Inc. (a)(b)	508,851
11,200	Philip Morris International, Inc. (a)(b)	1,018,192
20,800	Walgreen Co. (a)(b)	993,408
		4,512,915
Energy - 6.5%
7,500	Chevron Corp. (a)(b)	920,625
27,800	Kinder Morgan, Inc. (a)(b)	1,055,844
17,600	Royal Dutch Shell PLC, ADR (a)(b)	1,168,112
7,100	Schlumberger, Ltd. (a)(b)	518,513
28,200	The Williams Cos., Inc. (a)(b)	992,076
		4,655,170
Financials - 9.1%
11,100	ACE, Ltd. (a)(b)	995,448
21,300	JPMorgan Chase & Co. (a)(b)	1,162,767
35,400	Lazard, Ltd., Class A (a)(b)	1,199,352
12,900	T. Rowe Price Group, Inc. (a)(b)	978,594
10,200	The Chubb Corp. (a)(b)	888,420
30,840	Wells Fargo & Co. (a)(b)	1,250,562
		6,475,143
Health Care - 7.4%
30,100	Abbott Laboratories (a)(b)	1,103,767
25,100	AbbVie, Inc. (a)(b)	1,071,519
21,800	GlaxoSmithKline PLC, ADR (a)(b)	1,128,586
11,200	Johnson & Johnson (a)(b)	942,816
19,500	Medtronic, Inc. (a)(b)	994,695
		5,241,383

Industrials - 4.5%
51,100	General Electric Co. (a)(b)	1,191,652
10,800	Honeywell International, Inc. (a)(b)	847,368
11,800	The Boeing Co. (a)(b)	1,168,436
		3,207,456
Information Technology - 5.1%
4,800	International Business Machines Corp. (a)(b)	998,496
38,400	Microsoft Corp. (a)(b)	1,339,392
19,900	QUALCOMM, Inc. (a)(b)	1,263,252
		3,601,140
Materials - 3.3%
36,800	Newmont Mining Corp. (a)(b)	1,261,504
26,400	Potash Corp. of Saskatchewan, Inc. (a)(b)	1,109,328
		2,370,832
Total Common Stock (Cost $31,478,813)	32,226,430

Money Market Funds - 47.5%
33,850,998	Fidelity Institutional Cash Money Market Fund, 0.08% (c) (Cost $33,850,998)	33,850,998

Total Investments - 92.8% (Cost $65,329,811)*	$66,077,428
Total Written Options - (1.1)% (Premiums Received $(623,252))*	(792,930)
Other Assets & Liabilities, Net – 8.3%	5,946,283
Net Assets – 100.0%	$71,230,781

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN MAY 31, 2013 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (1.1)%
Call Options Written - (0.6)%
(21)	Abbott Laboratories	$39.00	06/13	$(210)
(78)	Abbott Laboratories	38.00	06/13	(2,496)
(45)	Abbott Laboratories	37.00	06/13	(2,475)
(19)	Abbott Laboratories	40.00	07/13	(266)
(76)	Abbott Laboratories	39.00	07/13	(2,204)
(141)	AbbVie, Inc.	47.50	06/13	(1,410)
(71)	AbbVie, Inc.	50.00	07/13	(1,065)
(42)	Archer-Daniels-Midland Co.	36.00	06/13	(189)
(118)	Archer-Daniels-Midland Co.	35.00	06/13	(1,180)
(32)	Archer-Daniels-Midland Co.	34.00	06/13	(736)
(43)	Archer-Daniels-Midland Co.	37.00	07/13	(301)
(16)	Archer-Daniels-Midland Co.	36.00	07/13	(272)
(32)	Chevron Corp.	125.00	06/13	(3,200)
(14)	Chevron Corp.	120.00	06/13	(5,390)
(29)	Chevron Corp.	125.00	07/13	(5,655)
(21)	Diageo PLC, ADR	125.00	06/13	(420)
(22)	Diageo PLC, ADR	130.00	07/13	(110)
(44)	General Electric Co.	23.00	06/13	(1,276)
(81)	General Electric Co.	24.00	06/13	(1,053)
(32)	General Electric Co.	23.00	06/13	(1,824)
(64)	General Electric Co.	22.00	06/13	(9,856)
(22)	General Electric Co.	25.00	07/13	(242)
(87)	GlaxoSmithKline PLC, ADR	52.50	06/13	(4,785)
(23)	GlaxoSmithKline PLC, ADR	55.00	07/13	(575)
(22)	GlaxoSmithKline PLC, ADR	52.50	07/13	(2,200)
(22)	Honeywell International, Inc.	75.00	06/13	(8,635)
(22)	Honeywell International, Inc.	85.00	07/13	(1,012)
(25)	International Business Machines Corp.	205.00	06/13	(13,000)
(11)	International Business Machines Corp.	195.00	06/13	(18,590)
(12)	International Business Machines Corp.	215.00	07/13	(3,660)
(85)	Johnson & Johnson	90.00	07/13	(2,635)
(37)	JPMorgan Chase & Co.	52.50	06/13	(9,620)
(46)	JPMorgan Chase & Co.	50.00	06/13	(22,540)
(21)	JPMorgan Chase & Co.	49.00	06/13	(13,440)
(17)	JPMorgan Chase & Co.	57.50	07/13	(1,122)
(44)	JPMorgan Chase & Co.	55.00	07/13	(6,820)
(160)	Kinder Morgan, Inc.	40.00	06/13	(1,920)
(33)	Kinder Morgan, Inc.	42.50	07/13	(264)
(113)	Lazard, Ltd., Class A	35.80	06/13	(1,978)
(94)	Lazard, Ltd., Class A	34.80	06/13	(3,995)
(55)	Lazard, Ltd., Class A	37.00	07/13	(1,238)
(47)	Medtronic, Inc.	49.00	06/13	(12,220)
(22)	Medtronic, Inc.	52.50	07/13	(1,650)
(80)	Microsoft Corp.	34.00	06/13	(10,000)
(117)	Microsoft Corp.	33.00	06/13	(25,038)
(47)	Microsoft Corp.	31.00	06/13	(19,975)
(29)	Microsoft Corp.	36.00	07/13	(1,798)
(43)	Microsoft Corp.	35.00	07/13	(4,472)
(44)	Microsoft Corp.	34.00	07/13	(7,436)
(21)	Newmont Mining Corp.	39.00	06/13	(126)
(21)	Newmont Mining Corp.	38.00	06/13	(189)
(50)	Newmont Mining Corp.	34.00	06/13	(4,750)
(72)	Newmont Mining Corp.	33.00	06/13	(11,736)
(33)	Newmont Mining Corp.	37.00	07/13	(1,881)
(33)	Newmont Mining Corp.	36.00	07/13	(2,277)
(33)	Newmont Mining Corp.	35.00	07/13	(3,267)
(42)	PepsiCo, Inc.	85.00	06/13	(420)
(15)	PepsiCo, Inc.	85.00	07/13	(495)
(33)	Philip Morris International, Inc.	97.50	06/13	(231)
(34)	Philip Morris International, Inc.	95.00	06/13	(816)
(22)	Philip Morris International, Inc.	97.50	07/13	(528)
(74)	Potash Corp. of Saskatchewan, Inc.	45.00	06/13	(962)
(21)	Potash Corp. of Saskatchewan, Inc.	44.00	06/13	(546)
(32)	Potash Corp. of Saskatchewan, Inc.	42.00	06/13	(2,752)
(32)	Potash Corp. of Saskatchewan, Inc.	41.00	06/13	(4,768)
(22)	Potash Corp. of Saskatchewan, Inc.	47.00	07/13	(275)
(22)	Potash Corp. of Saskatchewan, Inc.	46.00	07/13	(484)
(69)	QUALCOMM, Inc.	67.50	06/13	(759)
(15)	QUALCOMM, Inc.	65.00	06/13	(615)
(33)	QUALCOMM, Inc.	70.00	07/13	(561)
(22)	Royal Dutch Shell PLC, ADR	70.00	06/13	(220)
(22)	Royal Dutch Shell PLC, ADR	67.50	06/13	(1,320)
(58)	Royal Dutch Shell PLC, ADR	70.00	07/13	(2,320)
(8)	Royal Dutch Shell PLC, ADR	67.50	07/13	(840)
(36)	Schlumberger, Ltd.	80.00	06/13	(432)
(15)	Schlumberger, Ltd.	77.50	06/13	(495)
(20)	Schlumberger, Ltd.	82.50	07/13	(400)
(17)	T. Rowe Price Group, Inc.	80.00	06/13	(595)
(15)	T. Rowe Price Group, Inc.	75.00	06/13	(2,887)
(70)	T. Rowe Price Group, Inc.	80.00	07/13	(6,650)
(32)	The Boeing Co.	97.50	06/13	(10,240)
(24)	The Boeing Co.	92.50	06/13	(18,888)
(15)	The Boeing Co.	90.00	06/13	(16,455)
(19)	The Boeing Co.	100.00	07/13	(5,510)
(30)	The Chubb Corp.	90.00	06/13	(9,750)
(64)	The Home Depot, Inc.	77.50	06/13	(12,544)
(16)	The Home Depot, Inc.	75.00	06/13	(6,240)
(37)	The Home Depot, Inc.	80.00	07/13	(5,624)
(44)	The Williams Cos., Inc.	39.00	06/13	(220)
(121)	The Williams Cos., Inc.	38.00	06/13	(1,089)
(60)	Vodafone Group PLC, ADR	32.00	06/13	(240)
(132)	Vodafone Group PLC, ADR	31.00	06/13	(792)
(69)	Vodafone Group PLC, ADR	32.00	07/13	(1,035)
(48)	Vodafone Group PLC, ADR	31.00	07/13	(720)
(33)	Walgreen Co.	50.00	07/13	(3,300)
(90)	Wells Fargo & Co.	39.00	06/13	(18,810)
(94)	Wells Fargo & Co.	38.00	06/13	(28,670)
(15)	Wells Fargo & Co.	37.00	06/13	(6,300)
(71)	Wells Fargo & Co.	41.00	07/13	(7,242)
Total Call Options Written (Premiums Received $(291,983))				(450,714)
Put Options Written - (0.5)%
(22)	Abbott Laboratories	37.00	06/13	(1,782)
(39)	Abbott Laboratories	36.00	06/13	(1,560)
(21)	Abbott Laboratories	35.00	06/13	(294)
(21)	Abbott Laboratories	34.00	06/13	(210)
(30)	Abbott Laboratories	36.00	07/13	(2,250)
(76)	Abbott Laboratories	35.00	07/13	(3,268)
(44)	AbbVie, Inc.	45.00	06/13	(7,920)
(58)	AbbVie, Inc.	42.50	06/13	(2,320)
(21)	AbbVie, Inc.	40.00	06/13	(315)
(66)	AbbVie, Inc.	42.50	07/13	(6,930)
(105)	ACE, Ltd.	92.50	06/13	(5,775)
(54)	ACE, Ltd.	90.00	06/13	(8,100)
(21)	ACE, Ltd.	82.50	06/13	(315)
(15)	ACE, Ltd.	87.50	07/13	(2,212)
(15)	ACE, Ltd.	85.00	07/13	(1,275)
(44)	Archer-Daniels-Midland Co.	33.00	06/13	(4,400)
(22)	Archer-Daniels-Midland Co.	32.00	06/13	(1,210)
(21)	Archer-Daniels-Midland Co.	31.00	06/13	(441)
(21)	Archer-Daniels-Midland Co.	30.00	06/13	(294)
(32)	Archer-Daniels-Midland Co.	29.00	06/13	(224)
(32)	Archer-Daniels-Midland Co.	28.00	06/13	(144)
(66)	Archer-Daniels-Midland Co.	32.00	07/13	(5,940)
(13)	Chevron Corp.	125.00	06/13	(3,965)
(15)	Chevron Corp.	120.00	06/13	(1,455)
(15)	Chevron Corp.	110.00	06/13	(165)
(15)	Chevron Corp.	105.00	06/13	(105)
(17)	Chevron Corp.	115.00	07/13	(1,071)
(11)	Diageo PLC, ADR	125.00	06/13	(7,370)
(13)	Diageo PLC, ADR	120.00	06/13	(3,737)
(34)	Diageo PLC, ADR	115.00	06/13	(3,060)
(13)	Diageo PLC, ADR	120.00	07/13	(4,940)
(86)	General Electric Co.	21.00	06/13	(344)
(66)	General Electric Co.	20.00	06/13	(132)
(32)	General Electric Co.	19.00	06/13	(32)
(177)	General Electric Co.	24.00	07/13	(5,664)
(16)	General Electric Co.	23.00	07/13	(912)
(152)	General Electric Co.	22.00	07/13	(3,800)
(43)	GlaxoSmithKline PLC, ADR	52.50	06/13	(4,386)
(33)	GlaxoSmithKline PLC, ADR	50.00	07/13	(1,815)
(55)	Honeywell International, Inc.	80.00	06/13	(4,180)
(11)	Honeywell International, Inc.	77.50	06/13	(858)
(22)	Honeywell International, Inc.	80.00	06/13	(4,950)
(17)	Honeywell International, Inc.	70.00	06/13	(204)
(22)	Honeywell International, Inc.	75.00	07/13	(2,134)
(11)	International Business Machines Corp.	205.00	06/13	(1,991)
(24)	International Business Machines Corp.	180.00	06/13	(192)
(12)	International Business Machines Corp.	190.00	07/13	(1,416)
(18)	Johnson & Johnson	85.00	06/13	(3,042)
(17)	Johnson & Johnson	82.50	06/13	(1,275)
(17)	Johnson & Johnson	80.00	06/13	(510)
(40)	Johnson & Johnson	82.50	07/13	(5,280)
(21)	JPMorgan Chase & Co.	52.50	06/13	(966)
(30)	JPMorgan Chase & Co.	50.00	06/13	(420)
(15)	JPMorgan Chase & Co.	49.00	06/13	(165)
(15)	JPMorgan Chase & Co.	46.00	06/13	(90)
(15)	JPMorgan Chase & Co.	45.00	06/13	(75)
(21)	JPMorgan Chase & Co.	44.00	06/13	(95)
(21)	JPMorgan Chase & Co.	43.00	06/13	(63)
(15)	JPMorgan Chase & Co.	41.00	06/13	(38)
(44)	JPMorgan Chase & Co.	47.00	07/13	(880)
(22)	JPMorgan Chase & Co.	46.00	07/13	(396)
(44)	Kinder Morgan, Inc.	40.00	06/13	(8,976)
(42)	Kinder Morgan, Inc.	35.00	06/13	(630)
(44)	Lazard, Ltd., Class A	32.80	06/13	(1,760)
(30)	Lazard, Ltd., Class A	33.80	06/13	(2,325)
(22)	Lazard, Ltd., Class A	31.80	06/13	(440)
(15)	Lazard, Ltd., Class A	30.80	06/13	(150)
(34)	Lazard, Ltd., Class A	29.80	06/13	(34)
(21)	Lazard, Ltd., Class A	28.80	06/13	(21)
(22)	Lazard, Ltd., Class A	32.00	07/13	(1,265)
(33)	Lazard, Ltd., Class A	31.00	07/13	(1,155)
(117)	Medtronic, Inc.	50.00	06/13	(26,208)
(44)	Medtronic, Inc.	48.00	06/13	(396)
(15)	Medtronic, Inc.	55.00	06/13	(6,112)
(22)	Medtronic, Inc.	47.00	06/13	(176)
(21)	Medtronic, Inc.	43.00	06/13	(21)
(54)	Medtronic, Inc.	42.00	06/13	(54)
(15)	Medtronic, Inc.	50.00	07/13	(1,485)
(22)	Medtronic, Inc.	49.00	07/13	(1,562)
(22)	Medtronic, Inc.	47.00	07/13	(506)
(33)	Microsoft Corp.	34.00	06/13	(990)
(65)	Microsoft Corp.	33.00	06/13	(1,040)
(43)	Microsoft Corp.	27.00	06/13	(86)
(21)	Microsoft Corp.	26.00	06/13	(42)
(22)	Microsoft Corp.	33.00	07/13	(990)
(55)	Microsoft Corp.	32.00	07/13	(1,485)
(33)	Microsoft Corp.	31.00	07/13	(561)
(22)	Newmont Mining Corp.	30.00	06/13	(286)
(64)	Newmont Mining Corp.	29.00	06/13	(512)
(21)	Newmont Mining Corp.	27.00	06/13	(63)
(33)	Newmont Mining Corp.	27.00	07/13	(495)
(21)	PepsiCo, Inc.	82.50	06/13	(5,166)
(21)	PepsiCo, Inc.	80.00	06/13	(1,890)
(15)	PepsiCo, Inc.	80.00	07/13	(2,400)
(15)	Philip Morris International, Inc.	95.00	06/13	(6,150)
(15)	Philip Morris International, Inc.	92.50	06/13	(3,450)
(44)	Philip Morris International, Inc.	87.50	06/13	(1,628)
(22)	Philip Morris International, Inc.	90.00	07/13	(4,972)
(15)	Potash Corp. of Saskatchewan, Inc.	43.00	06/13	(2,085)
(55)	Potash Corp. of Saskatchewan, Inc.	42.00	06/13	(4,455)
(55)	Potash Corp. of Saskatchewan, Inc.	36.00	06/13	(275)
(32)	Potash Corp. of Saskatchewan, Inc.	35.00	06/13	(128)
(44)	Potash Corp. of Saskatchewan, Inc.	40.00	07/13	(2,904)
(18)	Potash Corp. of Saskatchewan, Inc.	38.00	07/13	(504)
(37)	QUALCOMM, Inc.	65.00	06/13	(8,140)
(71)	QUALCOMM, Inc.	57.50	06/13	(675)
(33)	QUALCOMM, Inc.	62.50	07/13	(4,455)
(15)	QUALCOMM, Inc.	60.00	07/13	(960)
(22)	Royal Dutch Shell PLC, ADR	67.50	06/13	(2,530)
(21)	Royal Dutch Shell PLC, ADR	60.00	06/13	(21)
(37)	Royal Dutch Shell PLC, ADR	65.00	07/13	(2,960)
(21)	Schlumberger, Ltd.	75.00	06/13	(6,300)
(22)	Schlumberger, Ltd.	72.50	06/13	(3,300)
(22)	Schlumberger, Ltd.	70.00	07/13	(3,190)
(15)	T. Rowe Price Group, Inc.	75.00	06/13	(1,987)
(15)	T. Rowe Price Group, Inc.	70.00	06/13	(375)
(15)	T. Rowe Price Group, Inc.	65.00	06/13	(15)
(44)	T. Rowe Price Group, Inc.	74.00	07/13	(7,590)
(28)	The Boeing Co.	100.00	06/13	(4,900)
(30)	The Boeing Co.	95.00	06/13	(2,520)
(15)	The Boeing Co.	97.50	06/13	(2,250)
(22)	The Boeing Co.	92.50	06/13	(1,012)
(17)	The Boeing Co.	92.50	07/13	(1,836)
(30)	The Boeing Co.	90.00	07/13	(2,340)
(88)	The Chubb Corp.	90.00	06/13	(2,728)
(17)	The Chubb Corp.	85.00	06/13	(918)
(22)	The Chubb Corp.	85.00	07/13	(2,288)
(38)	The Home Depot, Inc.	77.50	06/13	(3,800)
(15)	The Home Depot, Inc.	75.00	06/13	(585)
(15)	The Home Depot, Inc.	72.50	06/13	(210)
(33)	The Home Depot, Inc.	67.50	06/13	(132)
(15)	The Home Depot, Inc.	72.50	07/13	(750)
(15)	The Home Depot, Inc.	70.00	07/13	(375)
(22)	The Williams Cos., Inc.	35.00	06/13	(1,562)
(22)	The Williams Cos., Inc.	37.00	06/13	(5,148)
(22)	The Williams Cos., Inc.	36.00	06/13	(1,265)
(44)	The Williams Cos., Inc.	34.00	06/13	(1,980)
(44)	The Williams Cos., Inc.	33.00	06/13	(1,056)
(22)	The Williams Cos., Inc.	40.00	07/13	(264)
(55)	The Williams Cos., Inc.	39.00	07/13	(853)
(22)	The Williams Cos., Inc.	34.00	07/13	(1,694)
(22)	The Williams Cos., Inc.	33.00	07/13	(1,177)
(22)	The Williams Cos., Inc.	35.00	07/13	(1,936)
(108)	Vodafone Group PLC, ADR	28.00	06/13	(6,480)
(22)	Vodafone Group PLC, ADR	27.00	06/13	(440)
(43)	Vodafone Group PLC, ADR	26.00	06/13	(387)
(110)	Vodafone Group PLC, ADR	27.00	07/13	(4,950)
(107)	Walgreen Co.	50.00	06/13	(3,103)
(15)	Walgreen Co.	48.00	06/13	(1,740)
(22)	Walgreen Co.	47.00	06/13	(1,760)
(22)	Walgreen Co.	46.00	06/13	(1,100)
(22)	Walgreen Co.	45.00	06/13	(814)
(21)	Walgreen Co.	43.00	06/13	(357)
(15)	Walgreen Co.	42.00	06/13	(285)
(33)	Walgreen Co.	45.00	07/13	(2,904)
(22)	Walgreen Co.	43.00	07/13	(1,265)
(22)	Wells Fargo & Co.	38.00	06/13	(264)
(22)	Wells Fargo & Co.	39.00	06/13	(1,265)
(22)	Wells Fargo & Co.	37.00	06/13	(132)
(21)	Wells Fargo & Co.	36.00	06/13	(84)
(64)	Wells Fargo & Co.	35.00	06/13	(256)
(19)	Wells Fargo & Co.	34.00	06/13	(57)
(22)	Wells Fargo & Co.	38.00	07/13	(1,936)
(55)	Wells Fargo & Co.	37.00	07/13	(1,375)
Total Put Options Written (Premiums Received $(331,269))	(342,216)
Total Written Options - (1.1)% (Premiums Received $(623,252))	$(792,930)

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN MAY 31, 2013 (Unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Variable rate security. Rate presented is as of May 31, 2013.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,442,348
Gross Unrealized Depreciation	(864,409)
Net Unrealized Appreciation	$577,939

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of May 31, 2013.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$1,131,945	$-	$-	$1,131,945
Consumer Discretionary	1,030,446	-	-	1,030,446
Consumer Staples	4,512,915	-	-	4,512,915
Energy	4,655,170	-	-	4,655,170
Financials	6,475,143	-	-	6,475,143
Health Care	5,241,383	-	-	5,241,383
Industrials	3,207,456	-	-	3,207,456
Information Technology	3,601,140	-	-	3,601,140
Materials	2,370,832	-	-	2,370,832
Money Market Fund	-	33,850,998	-	33,850,998
Total Investments At Value	32,226,430	33,850,998	-	66,077,428
Total Assets	$32,226,430	$33,850,998	$-	$66,077,428
Liabilities
Other Financial Instruments**
Written Options	(792,930)	-	-	(792,930)
Total Liabilities	$(792,930)	$-	$-	$(792,930)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.

There were no transfers between Level 1 and Level 2 for the period ended May 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	July 2, 2013

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	July 2, 2013